Acquisition costs and other expenditure - Share-based payment expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based payment expense charged to the income statement
Share-based compensation expense	£ 143	£ 158	£ 126
Amount accounted for as equity-settled	143	£ 158	£ 127
Liabilities relating to awards which are settled in cash	£ 0